Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 148
"Form 13F Information Table Value Total: $ 182,269 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)
ABITIBI-CONSOLIDATED INC		003924107	729	294100	SOLE		SOLE
AMR CORP-DEL		001765106	" 1,157 "	50000	SOLE		SOLE
ATI TECHNOLOGIES INC CMN		001941103	" 4,613 "	214978	SOLE		SOLE
ADVO INC CMN		007585102	 778 	27800	SOLE		SOLE
ALERIS INTERNATIONAL INC CMN		014477103	 758 	15000	SOLE		SOLE
ANDRX GROUP CMN		034553107	" 2,420 "	99049	SOLE		SOLE
BELLSOUTH CORPORATION CMN		079860102	" 3,420 "	79999	SOLE		SOLE
UTS BERKSHIRE HATHAWAY INC    $10M NOTE+1 WT TO BUY 0.116 CLA SH OR 3.348 B SH DUE05/15/07		084670504	" 1,078 "	100	SOLE		SOLE
BLOCKBUSTER INC               7.5% PERP PFD CONV SER A		093679504	 497 	500	SOLE		SOLE
***BOMBARDIER INC-CL B SUB-VTG		097751200	 624 	200000	SOLE		SOLE
"CENTRAL FREIGHT LINES, INC. CMN"		153491105	 868 	403713	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    CL A		256069105	 151 	21515	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    PFD CONV SER F ACCREDITED INVS& QIBS		256069402	 185 	1107	SOLE		SOLE
ENDEAVOR ACQUISITION CORP		292577103	 185 	25000	SOLE		SOLE
ENDESA SA EUR1.20 CMN		292991767	" 1,915 "	45000	SOLE		SOLE
FEDERAL SERVICES ACQUISITION  CORP		313833105	" 1,440 "	263333	SOLE		SOLE
WTS FEDERAL SERVICES          ACQUISITION CORPORATION       WARRANTS		313833113	 84 	233333	SOLE		SOLE
FIDELITY NATIONAL FINANCL INC CMN		316326107	" 2,457 "	59000	SOLE		SOLE
FILENET CORP CMN		316869106	" 1,742 "	50000	SOLE		SOLE
FISHER SCIENTIFIC INTL INC CMN		338032204	 814 	10400	SOLE		SOLE
GENERAL MOTORS CORPORATION    6.25% SERIES C CONVERTIBLE    SENIOR DEBENTURES		370442717	 769 	33500	SOLE		SOLE
GENERAL MOTORS CORP           CONV SR DEB CL A              DUE 03/06/2032		370442741	 77 	3100	SOLE		SOLE
GLAMIS GOLD LTD CMN		376775102	" 2,064 "	52346	SOLE		SOLE
GOLDEN WEST FINANCIAL CORP CMN		381317106	" 1,641 "	21239	SOLE		SOLE
HCA INC CMN		404119109	" 3,752 "	75200	SOLE		SOLE
HIGH VOLTAGE ENGR CORP NEW CMN		429810807	 120 	219000	SOLE		SOLE
INCO LIMITED CMN		453258402	" 4,195 "	55000	SOLE		SOLE
INTRAWEST CORPORATION CMN		460915200	" 3,723 "	107800	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER A UNITS		465090306	 210 	30000	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER B UNITS		465090405	" 2,453 "	250000	SOLE		SOLE
KEY ENERGY SERVICES INC CMN		492914106	" 1,292 "	95000	SOLE		SOLE
LORAL SPACE AND COMMUNICATIONSINC		543881106	 635 	24116	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100	" 2,045 "	217777	SOLE		SOLE
UTS MARATHON ACQUISITION CORP UNIT 1 COM & 1 WT EXP		565756202	" 5,000 "	625000	SOLE		SOLE
MAVERICK TUBE CORP. CMN		577914104	 972 	15000	SOLE		SOLE
MERCURY INTERACTIVE CORP CMN		589405109	" 3,349 "	65000	SOLE		SOLE
MICHAELS STORES INC CMN		594087108	" 1,959 "	45000	SOLE		SOLE
MICROSOFT CORPORATION CMN		594918104	" 1,094 "	40000	SOLE		SOLE
MOSSIMO INC CMN		619696107	" 2,838 "	361476	SOLE		SOLE
NCO GROUP INC CMN		628858102	" 1,311 "	50014	SOLE		SOLE
NS GROUP INC CMN		628916108	" 1,291 "	20000	SOLE		SOLE
NRG ENERGY INC                NEW		629377508	 172 	3800	SOLE		SOLE
NIKO RESOURCES CMN		653905109	 595 	10000	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO  NEW		736508847	 339 	13872	SOLE		SOLE
PRICE COMMUNICATIONS CORP NEW CMN		741437305	" 2,762 "	143100	SOLE		SOLE
JAYA HOLDINGS LTD CMN		746992148	" 1,446 "	1652000	SOLE		SOLE
RADIOSHACK CORP		750438103	 386 	20000	SOLE		SOLE
REMEC INC                     NEW		759543200	" 1,488 "	864963	SOLE		SOLE
REYNOLDS & REYNOLDS CO CL-A CMN CLASS A		761695105	" 2,367 "	59900	SOLE		SOLE
VINCI GTM CMN		833990211	 278 	2500	SOLE		SOLE
ADSTEAM MARINE LTD ORDINARY FULLY PAID		845995216	 347 	200000	SOLE		SOLE
SOVEREIGN CAP TR IV 4.375%    CONTINGENT CONV TR PFD INC EQISECS PIERS DUE 03/01/2034		846048205	" 3,246 "	70000	SOLE		SOLE
UTS STONE ARCADE ACQUISITION  CORP UNIT 1 COM & 2 WT EXP    8/15/2009		861575207	 429 	60000	SOLE		SOLE
STONE ENERGY CORP CMN		861642106	 405 	10000	SOLE		SOLE
TRM CORPORATION CMN		872636105	 858 	384672	SOLE		SOLE
TAC ACQUISITION CORP		873392104	 828 	150000	SOLE		SOLE
UAL CORPORATION               NEW		902549807	 107 	4032	SOLE		SOLE
USA TRUCK INC CMN		902925106	 95 	5000	SOLE		SOLE
USG CORP NEW		903293405	 470 	10000	SOLE		SOLE
"UNIVISION COMMUNICATIONS, INC. CLASS A"		914906102	" 1,933 "	56300	SOLE		SOLE
WARRIOR ENERGY SERVICE CORP CMN		936258102	" 2,464 "	95708	SOLE		SOLE
WEST CORP CMN		952355105	" 1,696 "	35113	SOLE		SOLE
IMAX CORPORATION CMN		45245E109	 220 	45000	SOLE		SOLE
NOVAGOLD RESOURCES INC. CMN		66987E206	 442 	28200	SOLE		SOLE
ACQUICOR TECHNOLOGY INC		00489A107	 837 	150000	SOLE		SOLE
WTS ACQUICOR TECHNOLOGY INC   WTS ON SHS		00489A115	 292 	400000	SOLE		SOLE
AIRTRAN HOLDINGS INC		00949P108	 602 	60700	SOLE		SOLE
AMEROSSI  INTL GRP INC CMN		03076L106	 7 	3333332	SOLE		SOLE
PUT  AMKOR TECH   NOV 2.50****		0316529W2	 15 	1000	SOLE		SOLE
PUT  AMKOR TECH   DEC 2.50****		0316529X0	 5 	300	SOLE		SOLE
AMKOR TECHNOLOGY INC          CONV                                 5.00000000%    03/15/07		031652AH3	 470 	500000	SOLE		SOLE
"AQUILA, INC. CMN"		03840P102	" 1,008 "	232900	SOLE		SOLE
CALL/BOL(YHUAJ)        @ 50    EXP01/19/2008		0710009AJ	 88 	100	SOLE		SOLE
CALL/BOL(BOLAJ)        @ 50    EXP01/20/2007		0710019AJ	 147 	350	SOLE		SOLE
BLACKOUT MEDIA CORP CMN		09250L101	 10 	19000000	SOLE		SOLE
BLACKOUT MEDIA CORP SPINOFF 1CMN =10000 PFD SHARES		09250L994	 - 	19000000	SOLE		SOLE
BROADWING CORP                 0000003.12500000%    05/15/26SR DEB CONV		11161EAB7	" 3,131 "	3000000	SOLE		SOLE
CALPINE CORP                  CONV SR CONTINGENT NT                4.75000000%    11/15/23		131347BJ4	 720 	1500000	SOLE		SOLE
CAMBIOR INC CMN		13201L103	 145 	41191	SOLE		SOLE
UTS COMMUNITY BANKERS         ACQUISITON CORPORATION        UNIT 1 COM & WT EXP		20361R200	 770 	100000	SOLE		SOLE
ECHOSTAR COMMUNICATIONS CORP  NEW SUB NOTE CONV                    5.75000000%    05/15/08		278762AG4	" 3,058 "	3050000	SOLE		SOLE
ELECTRONICS FOR IMAGING INC   CONV SR DEB                          1.50000000%    06/01/23		286082AA0	" 2,075 "	2000000	SOLE		SOLE
EMBRATEL PARTICIPACOES S A ADR PFD		29081N209	" 1,080 "	68200	SOLE		SOLE
EMPIRE RESORTS INC            CONV SR NT                           5.50000000%    07/31/14		292052AB3	" 1,320 "	1500000	SOLE		SOLE
UTS ENERGY INFRASTRUCTUIRE    ACQUISITION CORP UNIT 1 COM   & 1 WT EXP		29269P208	" 2,961 "	300000	SOLE		SOLE
ENERGY PARTNERS LTD CMN		29270U105	 247 	10000	SOLE		SOLE
FAIRFAX FINANCIAL HLDGS LTD 5% 07/15/2023 SER: B CONV JJ		303901AL6	" 9,708 "	10300000	SOLE		SOLE
GAMESTOP CORP CMN CLASS B		36467W208	" 1,118 "	25000	SOLE		SOLE
GENCORP INC                   CONV SUB NOTE                        4.00000000%    01/16/24		368682AJ9	" 1,010 "	1000000	SOLE		SOLE
PUT  GENERAL MTRS JAN 010 ****		3704429MB	 2 	400	SOLE		SOLE
PUT  GENERAL MTRS JAN 020 ****		3704429MD	 2 	50	SOLE		SOLE
PUT  GENERAL MTRS JAN 025 ****		3704429ME	 3 	35	SOLE		SOLE
PUT  GENERAL MTRS JAN 030 ****		3704429MF	 59 	320	SOLE		SOLE
PUT  GENERAL MTRS JAN 7.50****		3704429MU	 3 	500	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS A		37946Y203	 36 	5000	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS B		37946Y302	 761 	75000	SOLE		SOLE
PUT  FAIRFAX FINL JAN 050 ****LONG TERM OPTIONS EXP 01/17/09		3C299W9MJ	 2 	100	SOLE		SOLE
PUT  FAIRFAX FINL JAN 050 ****LONG TERM OPTIONS EXP 01/19/08		3C699W9MJ	 17 	60	SOLE		SOLE
HORIZON OFFSHORE INC          NEW		44043J204	 300 	17568	SOLE		SOLE
IMCLONE SYSTEMS INCORPORATED CMN		45245W109	 425 	15000	SOLE		SOLE
INTEL CORP                    JR SUB CONV DEB 144A                 2.95000000%    12/15/35		458140AC4	" 5,363 "	6000000	SOLE		SOLE
INTERNET CAPITAL GROUP INC    COM NEW		46059C205	 189 	20000	SOLE		SOLE
INTERSTATE BAKERIES CORP-DEL  NEW		46072H108	 93 	32200	SOLE		SOLE
ION MEDIA NETWORKS INC        14.25% PFD		46205A400	" 2,219 "	255	SOLE		SOLE
JDS UNIPHASE CORPORATION CMN		46612J101	 77 	35000	SOLE		SOLE
JDS UNIPHASE CORP             SR NT CONV                           1.00000000%    05/15/26		46612JAC5	 87 	100000	SOLE		SOLE
JK ACQUISITION CORP		47759H106	 219 	40000	SOLE		SOLE
KINDER MORGAN INC KANS CMN		49455P101	" 2,359 "	22500	SOLE		SOLE
CALL JDS UNIPHASE JAN 005 ****LONG TERM OPTIONS EXP 01/19/08		4C599W9AA	 12 	799	SOLE		SOLE
L-1 IDENTITY SOLUTIONS INC CMN		50212A106	 94 	7241	SOLE		SOLE
PUT  LEAR CORP    JAN 010 AMEX		5218659MB	 22 	875	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    SR CONV NOTE                         2.87500000%    07/15/10		52729NBA7	" 1,513 "	1500000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    CONV SR NT 144A                      5.25000000%    12/15/11		52729NBC3	" 4,128 "	2750000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC 5.25% 12/15/2011 SER: B CONV JD		52729NBF6	 135 	90000	SOLE		SOLE
"MAGNA ENTERTAINMENT CORP, 8.55% 06/15/2010 SER: B CONV DJ"		559211AD9	" 1,605 "	1600000	SOLE		SOLE
METLIFE INC                   COM EQUITY UNIT 6.375%		59156R702	 683 	23000	SOLE		SOLE
MIRANT CORP                   NEW		60467R100	 850 	31140	SOLE		SOLE
"MORTGAGEIT HOLDINGS, INC. CMN"		61915Q108	 704 	50000	SOLE		SOLE
UTS NORTH AMERICAN INSURANCE  LEADERS INC UNIT 1 COM & 1 WT		65687M203	" 1,414 "	180000	SOLE		SOLE
UTS ORACLE HEALTHCARE         ACQUISITION CORP UNIT 1 COM & 1 WT EXP		68402M201	" 1,215 "	148125	SOLE		SOLE
ORBIMAGE INC		68555Y101	" 1,338 "	84217	SOLE		SOLE
OAKMONT ACQUISITION CORP		68831P106	 322 	60000	SOLE		SOLE
CALL/OSI(OSIKH)        @ 40    EXP11/18/2006		6890009KH	 0 	45	SOLE		SOLE
PAN PACIFIC RETAIL PPTYS INC CMN		69806L104	" 3,540 "	51000	SOLE		SOLE
***PARMALAT S P A             144A SPONSORED GDR		70175R102	" 1,034 "	288530	SOLE		SOLE
CALL/PTMK(RCUJB)       @ 10    EXP10/21/2006		7030009JB	 3 	86	SOLE		SOLE
PUT/SPY(SPYWV)         @ 126   EXP11/18/2006		7840019WV	 100 	2000	SOLE		SOLE
SINCLAIR BROADCAST GROUP INC  CONV SENIOR SUB NOTE   07/15/18		829226AU3	" 3,066 "	3450000	SOLE		SOLE
SINCLAIR BROADCAST GROUP INC  CONV SUB DEB                         6.00000000%    09/15/12		829226AV1	 367 	413000	SOLE		SOLE
SPANSION INC               2.25%    06/15/16SR SUB DEB EX CONV  144A		84649RAA9	" 2,260 "	2000000	SOLE		SOLE
TITAN INTERNATIONAL INC (NEW) CMN		88830M102	" 1,282 "	70900	SOLE		SOLE
TRANSWITCH CORP               CONV NOTE                            5.45000000%    09/30/07		894065AC5	" 1,456 "	5650000	SOLE		SOLE
"TRIZEC PROPERTIES, INC. CMN"		89687P107	" 4,626 "	160000	SOLE		SOLE
VECTOR GROUP LTD 5% 11/15/2011 CONV FMAN		92240MAE8	" 4,318 "	3800000	SOLE		SOLE
VECTOR GROUP LTD              VAR INT SR DEB CONV 144A             3.87500000%    06/15/26		92240MAJ7	" 5,644 "	5000000	SOLE		SOLE
VERITAS DGC INC CMN		92343P107	" 1,850 "	28100	SOLE		SOLE
GRUPO MEXICO S.A DE C.V CMN  CLASS B		9EQ01HQH0	" 1,033 "	330000	SOLE		SOLE
FORTESCUE METALS GROUP LIMITED ORDINARY FULLY PAID		9HH01G0R1	" 1,743 "	281658	SOLE		SOLE
CALL WCI COMM     JAN 030 ****LONG TERM OPTIONS EXP 01/19/08		9M299W9AF	 33 	362	SOLE		SOLE
***BRITISH ENERGY GROUP PLC		G1531P152	 205 	35338	SOLE		SOLE
***GLOBAL CROSSING LTD        NEW		G3921A175	 41 	2000	SOLE		SOLE
NORTHERN OFFSHORE LTD CMN		G6635W102	 125 	42500	SOLE		SOLE
***UTS SHANGHAI CENTURY       ACQUISITION CORP UNITS OF     1 SHS AND 1 WT		G80637120	 398 	50000	SOLE		SOLE
MILLICOM INTL CELLULAR S.A. CMN		L6388F110	 333 	8133	SOLE		SOLE
***PARMALAT SPA               EUR1		T7S73M107	 347 	122720	SOLE		SOLE
***CROSS SHORE ACQUISITION    CORP SHS REG S		U1549T109	" 1,313 "	250000	SOLE		SOLE
***WTS CROSS SHORE ACQUISITIONCORP WTS ON SHS REG S		U1549T117		500000	SOLE		SOLE
***NORTHERN OFFSHORE LTD RSTD		G6635W102 	0 	37500	SOLE		SOLE